Covid-19 Pandemic - Additional Information (Details)	Dec. 31, 2022
Disclosure of Nature and Extent of Risks Arising from Unusual Risk and Uncertainty By Nature [Abstract]
Percentage of currently marketed vaccine programs supplied with glass vials and syringes	90.00%